Operating Expenses	12 Months Ended
Dec. 31, 2024
Operating Expense [Abstract]
Operating Expenses	Operating Expenses
Total operating expenses were as follows:

For the years ended December 31,	2024 $	2023 $	2022 $
General and administrative	71,469	53,295	60,991
Research and development	69,454	96,235	152,433
Total operating expenses	140,923	149,530	213,425
The average number of persons employed by the Group during the year, analyzed by category, was as follows:

For the years ended December 31,	2024	2023	2022
General and administrative	39	40	57
Research and development	41	56	144
Total	80	96	201
The aggregate payroll costs of these persons were as follows:

	2024 $	2023 $	2022 $
For the years ended December 31,
General and administrative	40,559	24,586	25,322
Research and development	15,023	21,102	36,321
Total	55,581	45,688	61,643
Detailed operating expenses were as follows:

	2024 $	2023 $	2022 $
For the years ended December 31,
Salaries and wages	29,032	37,084	41,750
Healthcare and other benefits	2,203	2,599	2,908
Payroll taxes	1,496	1,590	2,286
Share-based payments	22,850	4,415	14,699
Total payroll costs	55,581	45,688	61,643
Amortization	1,764	1,979	3,048
Depreciation	1,807	2,955	5,845
Total amortization and depreciation expenses	3,571	4,933	8,893
Other general and administrative expenses	27,491	25,180	31,600
Other research and development expenses	54,280	73,729	111,288
Total other operating expenses	81,771	98,909	142,888
Total operating expenses	140,923	149,530	213,425
Please refer to Note 10. Share-based Payments for further disclosures related to share-based payments and Note 26. Related Parties Transactions for management’s remuneration disclosures.